Net finance expense (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2020	2019	2018
Interest income	6,487	6,529	4,106
Foreign exchange gains	15,009	14,043	10,917
Finance income	21,496	20,572	15,023

Interest expense on financial liabilities measured at amortized cost	(62,350)	(84,378)	(67,956)
Interest leasing	(3,287)	(4,811)	—
Fair value adjustment on interest rate swaps	(108)	(8,533)	(2,790)
Other financial charges	(9,936)	(7,474)	(6,802)
Foreign exchange losses	(15,872)	(14,607)	(11,864)
Finance expense	(91,553)	(119,803)	(89,412)

Net finance expense recognized in profit or loss	(70,057)	(99,231)	(74,389)

Disclosure of finance income and expenses not at fair value through profit or loss
The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2020	2019	2018
Total interest income on financial assets	6,487	6,529	4,106
Total interest expense on financial liabilities	(62,350)	(84,378)	(67,956)
Total interest leasing	(3,287)	(4,811)	—
Total other financial charges	(9,936)	(7,474)	(6,802)

Disclosure finance expense recognized directly in equity

(in thousands of USD)	2020	2019	2018
Foreign currency translation differences for foreign operations	636	(112)	(157)
Cash flow hedges - effective portion of changes in fair value	(2,873)	(1,885)	(2,698)
Net finance expense recognized directly in equity	(2,237)	(1,997)	(2,855)
Attributable to:
Owners of the Company	(2,237)	(1,997)	(2,855)
Net finance expense recognized directly in equity	(2,237)	(1,997)	(2,855)
Recognized in:
Translation reserve	636	(112)	(157)
Hedging reserve	(2,873)	(1,885)	(2,698)